Schedule of Vessels (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Net book value beginning balance	$ 119,724
Vessel additions		$ 45
Depreciation	(6,100)	(4,898)	$ (4,418)
Net book value, ending balance	114,185	119,724
Vessel Cost [Member]
Property, Plant and Equipment [Line Items]
Vessel cost, beginning balance	148,175	109,208
Vessel acquisition - "Pyxis Karteria"		20,000
Vessel acquisition - "Pyxis Lamda"		31,172
Vessel additions		45
Transfer to vessels held-for-sale		(12,250)
Depreciation
Vessel cost, ending balance	148,736	148,175	109,208
BWTS installation	561
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation, beginning balance	(28,451)	(25,434)
Vessel acquisition - "Pyxis Karteria"
Vessel acquisition - "Pyxis Lamda"
Vessel additions
Transfer to vessels held-for-sale		1,881
Depreciation	(6,100)	(4,898)
Accumulated depreciation, ending balance	(34,551)	(28,451)	(25,434)
BWTS installation
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Net book value beginning balance	119,724	83,774
Vessel acquisition - "Pyxis Karteria"		20,000
Vessel acquisition - "Pyxis Lamda"		31,172
Vessel additions		45
Transfer to vessels held-for-sale		(10,369)
Depreciation	(6,100)	(4,898)
Net book value, ending balance	114,185	$ 119,724	$ 83,774
BWTS installation	$ 561